FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10157
                                    ---------

                             FRANKLIN GLOBAL TRUST
                             ---------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/05
                           --------



Item 1. Schedule of Investments.


FRANKLIN GLOBAL TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Fiduciary Core Fixed Income Fund ........................................      3
Fiduciary Core Plus Fixed Income Fund ...................................      7
Fiduciary European Smaller Companies Fund ...............................     12
Fiduciary High Income Fund ..............................................     15
Fiduciary Large Capitalization Growth and Income Fund ...................     19
Fiduciary Small Capitalization Equity Fund ..............................     22
Franklin International Smaller Companies Growth Fund ....................     26
Notes to Statements of Investments ......................................     31

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE FIXED INCOME FUND                                              COUNTRY        AMOUNT(c)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS 19.9%
       AEROSPACE & DEFENSE 1.1%
       BF Goodrich, 6.80%, 2/01/18 .............................................  United States         245,000       $     265,453
                                                                                                                      -------------
       CAPITAL MARKETS 2.4%
    (a)General Electric Capital Corp., FRN, 3.801%, 3/04/08 ....................  United States         345,000             345,232
       Goldman Sachs Group Inc., 5.125%, 1/15/15 ...............................  United States         260,000             254,044
                                                                                                                      -------------
                                                                                                                            599,276
                                                                                                                      -------------
       COMMERCIAL BANKS 1.0%
    (b)BNP Paribas, sub. note, 144A, 5.186%, Perpetual .........................      France            265,000             255,276
                                                                                                                      -------------
       COMMERCIAL SERVICES & SUPPLIES 1.0%
    (b)R. R. Donnelley & Sons Co., 144A, 5.50%, 5/15/15 ........................  United States         255,000             247,367
                                                                                                                      -------------
       CONSUMER FINANCE 1.3%
       Ford Motor Credit Co., 5.70%, 1/15/10 ...................................  United States          70,000              63,048
    (b)Residential Capital Corp., senior note, 144A, 6.375%, 6/30/10 ...........  United States         265,000             269,441
                                                                                                                      -------------
                                                                                                                            332,489
                                                                                                                      -------------
       DIVERSIFIED FINANCIAL SERVICES 3.6%
       Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
           4.659%, 11/30/07 ....................................................  United States         797,470             788,503
       HSBC Capital Funding LP, 4.61%, Perpetual ...............................  Jersey Islands        110,000             103,212
                                                                                                                      -------------
                                                                                                                            891,715
                                                                                                                      -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
       Ameritech Capital Funding Corp., 6.25%, 5/18/09 .........................  United States         250,000             258,143
       Hutchison Whampoa International Ltd., senior note, Reg S, 6.50%,
           2/13/13 .............................................................    Hong Kong           250,000             262,700
       Sprint Capital Corp., 6.90%, 5/01/19 ....................................  United States         240,000             261,088
                                                                                                                      -------------
                                                                                                                            781,931
                                                                                                                      -------------
       ELECTRIC UTILITIES 1.0%
       Exelon Corp., 4.90%, 6/15/15 ............................................  United States         260,000             244,674
                                                                                                                      -------------
       INTERNET & CATALOG RETAIL 1.1%
       Interactive Corp., 7.00%, 1/15/13 .......................................  United States         265,000             271,977
                                                                                                                      -------------
       MACHINERY 0.1%
       Harsco Corp., senior note, 5.125%, 9/15/13 ..............................  United States          40,000              39,603
                                                                                                                      -------------
       MEDIA 1.0%
       Cox Communications Inc., 7.125%, 10/01/12 ...............................  United States         115,000             123,347
       TCI Communications Inc., senior note, 8.75%, 8/01/15 ....................  United States         100,000             120,878
                                                                                                                      -------------
                                                                                                                            244,225
                                                                                                                      -------------
       METALS & MINING 0.5%
       Glencore Funding LLC, Reg S, 6.00%, 4/15/14 .............................   Switzerland          140,000             129,166
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 3

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE FIXED INCOME FUND                                              COUNTRY        AMOUNT(c)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS (CONT.)
       OIL, GAS & CONSUMABLE FUELS 1.6%
    (b)Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 .............  United States         410,000       $     405,315
                                                                                                                      -------------
       REAL ESTATE 1.1%
       Simon Property Group LP, 5.10%, 6/15/15 .................................  United States         280,000             269,661
                                                                                                                      -------------
       TOTAL CORPORATE BONDS (COST $5,090,994) .................................                                          4,978,128
                                                                                                                      -------------
       MORTGAGE-BACKED SECURITIES 19.0%
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 16.9%
    (d)FNMA 30 Year, 5.50%, 11/01/33 ...........................................  United States       2,681,000           2,644,973
    (d)FNMA 30 Year, 6.00%, 11/01/32 ...........................................  United States       1,308,000           1,319,445
    (d)FNMA 30 Year, 6.50%, 11/01/28 ...........................................  United States         259,000             265,879
                                                                                                                      -------------
                                                                                                                          4,230,297
                                                                                                                      -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.1%
       GNMA 30 Year, 6.00%, 4/20/34 ............................................  United States         140,279             142,286
    (d)GNMA I SF 30 Year, 6.00%, 11/01/28 ......................................  United States         367,000             373,652
                                                                                                                      -------------
                                                                                                                            515,938
                                                                                                                      -------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $4,783,918) ......................                                          4,746,235
                                                                                                                      -------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 28.9%
       AIRLINES 0.7%
       Delta Air Lines Inc., senior note, 6.718%, 7/02/24 ......................  United States         166,152             166,851
                                                                                                                      -------------
       CAPITAL MARKETS 1.6%
    (a)Granite Master Issuer PLC, 2005-2, A1, FRN, 4.04%, 6/20/30 ..............  United States         410,646             410,646
                                                                                                                      -------------
       COMMERCIAL BANKS 2.3%
    (a)Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 3.90%,
           11/22/10 ............................................................  United States         575,000             576,393
                                                                                                                      -------------
       COMMERCIAL SERVICES & SUPPLIES 1.0%
    (a)Banc of America Commercial Mortgage Inc., 2005-5, D, FRN, 5.402%,
           10/10/45 ............................................................  United States         269,000             262,835
                                                                                                                      -------------
       CONSUMER FINANCE 11.4%
    (a)American Express Credit Account Master Trust, 2003-3, A, FRN, 4.08%,
           11/15/10 ............................................................  United States         700,000             702,145
    (a)Ameriquest Mortgage Securities Inc., 2005-R8, A2A, FRN, 4.148%,
           10/25/35 ............................................................  United States         524,924             525,281
    (a)Chase Issuance Trust, 2005-A1, A1, FRN, 3.98%, 12/15/10 .................  United States         571,000             571,445
    (d)Citigroup/Deutsche Bank Commerical Mortgage, 2005-C1, E, 5.224%,
           9/15/20 .............................................................  United States         176,000             172,514
       LB-UBS Commercial Mortgage Trust,
              2005-C2, A3, 4.912%, 4/15/30 .....................................  United States         632,000             625,369
           (d)2005-C7, E, 5.35%, 11/15/40 ......................................  United States         125,000             123,384
           (d)2005-C7, F, 5.35%, 11/15/40 ......................................  United States         125,000             123,140
                                                                                                                      -------------
                                                                                                                          2,843,278
                                                                                                                      -------------


4 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE FIXED INCOME FUND                                              COUNTRY        AMOUNT(c)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONT.)
       DIVERSIFIED FINANCIAL SERVICES 6.9%
    (d)Greenwich Capital Commercial Funding Corp., 2005-GG5, D, 5.285%,
           4/10/37 .............................................................  United States         249,000       $     245,460
    (a)Permanent Financing PLC, 7, 2A, FRN, 3.874%, 9/10/14 ....................  United States         250,000             249,350
    (a)SLM Student Loan Trust,
              2004-2, A2, FRN, 4.22%, 4/25/13 ..................................  United States         820,282             820,731
              2004-9, A2, FRN, 4.22%, 10/25/12 .................................  United States         135,484             135,317
              2005-4, A1, FRN, 4.21%, 10/26/15 .................................  United States         277,101             277,027
                                                                                                                      -------------
                                                                                                                          1,727,885
                                                                                                                      -------------
       OIL, GAS & CONSUMABLE FUELS 1.6%
       Gazprom International SA, senior note,
           (b)144A, 7.201%, 2/01/20 ............................................      Russia            320,000             341,200
              Reg S, 7.201%, 2/01/20 ...........................................      Russia             55,000              58,503
                                                                                                                      -------------
                                                                                                                            399,703
                                                                                                                      -------------
       THRIFTS & MORTGAGE FINANCE 3.4%
(a),(b)Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
           4.488%, 9/25/34 .....................................................  United States          71,697              71,949
       CS First Boston Mortgage Securities Corp.,
              2004-1, 5A1, 5.50%, 2/25/19 ......................................  United States          40,228              40,097
              2005-C4, A2, 5.017%, 8/15/38 .....................................  United States         515,000             512,426
    (a)Washington Mutual Inc., 2004-AR2, A, FRN, 4.419%, 4/25/44 ...............  United States         221,585             221,746
                                                                                                                      -------------
                                                                                                                            846,218
                                                                                                                      -------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
        (COST $7,247,028) ......................................................                                          7,233,809
                                                                                                                      -------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $303,076) 1.4%
       Government of Russia, Reg S, 12.75%, 6/24/28 ............................      Russia            189,000             342,090
                                                                                                                      -------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 28.5%
       U.S. Treasury Bond,
              4.875%, 2/15/12 ..................................................  United States       1,067,000           1,088,549
              7.25%, 8/15/22 ...................................................  United States         532,000             679,069
              5.375%, 2/15/31 ..................................................  United States         901,000             982,935
       U.S. Treasury Note,
              4.00%, 8/31/07 ...................................................  United States         331,000             328,828
              3.375%, 2/15/08 ..................................................  United States         270,000             264,052
              6.00%, 8/15/09 ...................................................  United States       2,080,000           2,192,289
              3.875%, 9/15/10 ..................................................  United States         300,000             292,242
              4.25%, 8/15/15 ...................................................  United States         660,000             644,222
           (e)Index Linked, 1.625%, 1/15/15 ....................................  United States         681,829             661,615
                                                                                                                      -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $7,275,979) ...........                                          7,133,801
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 5

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY CORE FIXED INCOME FUND                                              COUNTRY         SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       PREFERRED STOCK (COST $570,274) 2.3%
       COMMUNICATIONS EQUIPMENT 2.3%
    (b)Centaur Funding Corp., 9.08%, pfd., B, 144A .............................  United States             448       $     576,940
                                                                                                                      -------------
       TOTAL LONG TERM INVESTMENTS (COST $25,271,269) ..........................                                         25,011,003
                                                                                                                      -------------

                                                                                                  -------------
                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(c)
                                                                                                  -------------
       SHORT TERM INVESTMENTS 17.9%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,998,553) 8.0%
    (f)FHLMC, 11/08/05 .........................................................  United States       2,000,000           1,998,490
                                                                                                                      -------------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $27,269,822) ..................                                         27,009,493
                                                                                                                      -------------

                                                                                                  -------------
                                                                                                     SHARES
                                                                                                  -------------
       MONEY FUND (COST $2,490,568) 9.9%
    (g)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........  United States       2,490,568           2,490,568
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $29,760,390) 117.9% .............................                                         29,500,061
       OTHER ASSETS, LESS LIABILITIES (17.9)% ..................................                                         (4,471,280)
                                                                                                                      -------------
       NET ASSETS 100.0% .......................................................                                      $  25,028,781
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 30.

(a)   The coupon rate shown represents the rate at period end.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees.

      At October 31, 2005, the value of these securities was $2,167,488, representing 8.66% of net assets.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   Security purchased on a delayed delivery or to-be-announced basis.

(e)   Principal amount of security is adjusted for inflation.

(f) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY        AMOUNT(d)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS 23.6%
       AEROSPACE & DEFENSE 1.1%
       BF Goodrich, 6.80%, 2/01/18 .............................................  United States         965,000       $   1,045,559
    (a)L-3 Communications Corp., senior sub. note, 144A, 6.375%,
           10/15/15 ............................................................  United States         105,000             104,213
                                                                                                                      -------------
                                                                                                                          1,149,772
                                                                                                                      -------------
       AIRLINES 1.1%
    (b)Continental Airlines Inc., FRN, 4.661%, 12/06/07 ........................  United States       1,120,000           1,122,293
                                                                                                                      -------------
       CAPITAL MARKETS 3.0%
       Aries Vermogen, Reg S, 9.60%, 10/25/14 ..................................      Russia            750,000             960,150
    (b)General Electric Capital Corp., FRN,
              4.016%, 9/18/06 ..................................................  United States         120,000             120,160
              3.801%, 3/04/08 ..................................................  United States       2,040,000           2,041,371
                                                                                                                      -------------
                                                                                                                          3,121,681
                                                                                                                      -------------
       COMMERCIAL BANKS 1.8%
    (a)BNP Paribas, sub. note, 144A, 5.186%, Perpetual .........................      France          1,955,000           1,883,261
                                                                                                                      -------------
       COMMERCIAL SERVICES & SUPPLIES 1.2%
       Corrections Corp. of America, senior note, 7.50%, 5/01/11 ...............  United States         215,000             223,331
    (a)R. R. Donnelley & Sons Co., 144A, 5.50%, 5/15/15 ........................  United States       1,010,000             979,766
                                                                                                                      -------------
                                                                                                                          1,203,097
                                                                                                                      -------------
       COMMUNICATIONS EQUIPMENT 0.8%
       Telecom Italia Capital, 6.375%, 11/15/33 ................................    Luxembourg          885,000             882,106
                                                                                                                      -------------
       CONSUMER FINANCE 1.8%
       Ford Motor Credit Co.,
              5.70%, 1/15/10 ...................................................  United States         225,000             202,656
              7.875%, 6/15/10 ..................................................  United States         235,000             226,419
           (c)8.625%, 11/01/10 .................................................  United States         465,000             456,465
       General Motors Acceptance Corp.,
              7.00%, 2/01/12 ...................................................  United States         510,000             495,346
              6.75%, 12/01/14 ..................................................  United States         510,000             488,489
                                                                                                                      -------------
                                                                                                                          1,869,375
                                                                                                                      -------------
       DIVERSIFIED FINANCIAL SERVICES 2.1%
       Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
           4.659%, 11/30/07 ....................................................  United States       1,226,668           1,212,874
       HSBC Capital Funding LP, 4.61%, Perpetual ...............................  Jersey Islands      1,060,000             994,591
                                                                                                                      -------------
                                                                                                                          2,207,465
                                                                                                                      -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
       Hutchison Whampoa International Ltd., senior note, Reg S, 6.50%,
           2/13/13 .............................................................    Hong Kong           900,000             945,720
       Qwest Corp., senior note, 7.875%, 9/01/11 ...............................  United States         240,000             252,600
       Sprint Capital Corp., 6.90%, 5/01/19 ....................................  United States         860,000             935,565
                                                                                                                      -------------
                                                                                                                          2,133,885
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 7

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY        AMOUNT(d)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS (CONT.)
       ELECTRIC UTILITIES 2.2%
       Consumers Energy Co., C, 4.25%, 4/15/08 .................................  United States         940,000       $     922,131
       Elektrownia Turow BV, 9.75%, 3/14/11 ....................................   Netherlands          345,000 EUR         467,334
       Exelon Corp., 4.90%, 6/15/15 ............................................  United States         935,000             879,886
                                                                                                                      -------------
                                                                                                                          2,269,351
                                                                                                                      -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
       Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ........    Singapore           225,000             226,687
                                                                                                                      -------------
       ENERGY EQUIPMENT & SERVICES 0.2%
       Hanover Equipment Trust 01, senior secured note, B, 8.75%,
           9/01/11 .............................................................  United States         185,000             197,025
                                                                                                                      -------------
       FOOD & STAPLES RETAILING 0.6%
    (a)Central European Distribution Corp., 144A, 8.00%, 7/25/12 ...............  United States         215,000 EUR         273,840
       Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 .............  United States         370,000             363,525
                                                                                                                      -------------
                                                                                                                            637,365
                                                                                                                      -------------
       FOOD PRODUCTS 0.2%
       Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ......................  United States         190,000             200,925
                                                                                                                      -------------
       HOTELS RESTAURANTS & LEISURE 0.7%
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................  United States         200,000             198,250
       Host Marriott LP, senior note, 7.125%, 11/01/13 .........................  United States         195,000             198,656
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................  United States         280,000             283,500
                                                                                                                      -------------
                                                                                                                            680,406
                                                                                                                      -------------
       MACHINERY 0.2%
       Case New Holland Inc., senior note, 9.25%, 8/01/11 ......................  United States         160,000             169,200
                                                                                                                      -------------
       MEDIA 2.8%
       Cox Communications Inc., 7.125%, 10/01/12 ...............................  United States         855,000             917,058
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................  United States         200,000             221,500
       DIRECTV Holdings LLC, senior note, 6.375%, 6/15/15 ......................  United States         205,000             202,181
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .....................  United States         200,000             208,500
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................  United States         225,000             214,312
       TCI Communications Inc., senior note, 8.75%, 8/01/15 ....................  United States       1,010,000           1,220,874
                                                                                                                      -------------
                                                                                                                          2,984,425
                                                                                                                      -------------
       METALS & MINING 0.5%
       Glencore Funding LLC, Reg S, 6.00%, 4/15/14 .............................   Switzerland          600,000             553,568
                                                                                                                      -------------
       OIL, GAS & CONSUMABLE FUELS 0.7%
       Chesapeake Energy Corp., senior note, 6.375%, 6/15/15 ...................  United States         255,000             251,812
    (a)Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 .............  United States         535,000             528,887
                                                                                                                      -------------
                                                                                                                            780,699
                                                                                                                      -------------
       PAPER & FOREST PRODUCTS 0.2%
       Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .....................  United States         185,000             204,887
                                                                                                                      -------------


8 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY        AMOUNT(d)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS (CONT.)
       WIRELESS TELECOMMUNICATION SERVICES 0.2%
       Rogers Wireless Communications Inc., senior secured note, 7.25%,
           12/15/12 ............................................................     Canada             245,000       $     258,475
                                                                                                                      -------------
       TOTAL CORPORATE BONDS (COST $25,049,102) ................................                                         24,735,948
                                                                                                                      -------------
       MORTGAGE-BACKED SECURITIES 16.9%
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 15.0%
    (c)FNMA 30 Year, 5.50%, 11/01/33 ...........................................  United States      10,298,000          10,159,616
    (c)FNMA 30 Year, 6.00%, 11/01/32 ...........................................  United States       5,063,000           5,107,301
       FNMA 30 Year, 6.50%, 10/01/34 ...........................................  United States         507,109             520,689
                                                                                                                      -------------
                                                                                                                         15,787,606
                                                                                                                      -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.9%
       GNMA 30 Year, 6.00%, 3/20/34 - 4/20/34 ..................................  United States         906,701             919,675
    (c)GNMA I SF 30 Year, 6.00%, 11/01/28 ......................................  United States       1,023,000           1,041,542
                                                                                                                      -------------
                                                                                                                          1,961,217
                                                                                                                      -------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $17,910,469) .....................                                         17,748,823
                                                                                                                      -------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 27.8%
       AIRLINES 0.6%
       Delta Air Lines Inc., senior note, 6.718%, 7/02/24 ......................  United States         577,377             579,807
                                                                                                                      -------------
       CAPITAL MARKETS 1.8%
    (b)Granite Master Issuer PLC, 2005-2, A1, FRN, 4.04%, 6/20/30 ..............  United States       1,935,904           1,935,904
                                                                                                                      -------------
       COMMERCIAL BANKS 2.6%
    (b)Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 3.90%,
           11/22/10 ............................................................  United States       2,700,000           2,706,542
                                                                                                                      -------------
       COMMERCIAL SERVICES & SUPPLIES 1.0%
    (b)Banc of America Commercial Mortgage Inc., 2005-5, D, FRN, 5.402%,
           10/10/45 ............................................................  United States       1,051,000           1,026,913
                                                                                                                      -------------
       CONSUMER FINANCE 6.1%
    (b)American Express Credit Account Master Trust, 2003-3, A, FRN, 4.08%,
           11/15/10 ............................................................  United States       2,300,000           2,307,048
    (b)Ameriquest Mortgage Securities Inc., 2005-R8, A2A, FRN, 4.148%,
           10/25/35 ............................................................  United States       2,035,922           2,037,304
    (c)Citigroup/Deutsche Bank Commerical Mortgage, 2005-C1, E, 5.224%,
           9/15/20 .............................................................  United States         730,000             715,542
    (c)LB-UBS Commercial Mortgage Trust, 2005-C7,
              E, 5.35%, 11/15/40 ...............................................  United States         666,000             657,389
              F, 5.35%, 11/15/40 ...............................................  United States         666,000             656,088
    (b)WFS Financial Owner Trust, 2002-4, A3B, FRN, 3.99%, 8/20/07 .............  United States              34                  34
                                                                                                                      -------------
                                                                                                                          6,373,405
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 9

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY        AMOUNT(d)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONT.)
       DIVERSIFIED FINANCIAL SERVICES 12.4%
    (b)Fleet Credit Card Master Trust, 2002-B, A, FRN, 4.11%, 4/15/10 ..........  United States       2,430,000       $   2,436,877
    (c)Greenwich Capital Commercial Funding Corp., 2005-GG5, D, 5.285%,
           4/10/37 .............................................................  United States       1,032,000           1,017,326
    (b)Permanent Financing PLC, 7, 2A, FRN, 3.874%, 9/10/14 ....................  United States       1,470,000           1,466,178
    (b)SLM Student Loan Trust,
              2002-3, A4, FRN, 4.34%, 10/25/16 .................................  United States         583,665             587,034
              2004-2, A2, FRN, 4.22%, 4/25/13 ..................................  United States       4,566,526           4,569,029
              2004-6, A2, FRN, 4.24%, 1/25/13 ..................................  United States         653,284             654,358
              2004-9, A2, FRN, 4.22%, 10/25/12 .................................  United States         180,645             180,422
              2005-4, A1, FRN, 4.21%, 10/26/15 .................................  United States       2,131,833           2,131,263
                                                                                                                      -------------
                                                                                                                         13,042,487
                                                                                                                      -------------
       OIL, GAS & CONSUMABLE FUELS 1.5%
       Gazprom International SA, senior note,
           (a)144A, 7.201%, 2/01/20 ............................................      Russia            510,000             543,788
              Reg S, 7.201%, 2/01/20 ...........................................      Russia            955,000           1,015,833
                                                                                                                      -------------
                                                                                                                          1,559,621
                                                                                                                      -------------
       THRIFTS & MORTGAGE FINANCE 1.8%
(a),(b)Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
           4.488%, 9/25/34 .....................................................  United States          35,849              35,975
       Master Alternative Loans Trust,
              2003-3, 1A1, 6.50%, 5/25/33 ......................................  United States         142,747             143,516
              2003-7, 6A1, 6.50%, 12/25/33 .....................................  United States         251,364             253,587
    (b)Washington Mutual Inc., 2004-AR2, A, FRN, 4.419%, 4/25/44 ...............  United States       1,451,967           1,453,020
                                                                                                                      -------------
                                                                                                                          1,886,098
                                                                                                                      -------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
        (COST $29,181,325)......................................................                                         29,110,777
                                                                                                                      -------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 6.0%
       Government of Germany, 5.25%, 1/04/11 ...................................     Germany          1,254,000   EUR     1,662,580
       Government of Indonesia, 13.15%, 1/15/12 ................................    Indonesia     6,990,000,000   IDR       659,466
       Government of Russia, Reg S, 12.75%, 6/24/28 ............................      Russia          1,167,000           2,112,270
       Government of Singapore, 2.625%, 4/01/10 ................................    Singapore         1,550,000   SGD       910,893
    (e)Mexican Udibonos, Index Linked, 3.50%, 12/19/13 .........................      Mexico            105,476(f)MXN       914,542
                                                                                                                      -------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $6,049,789).........                                          6,259,751
                                                                                                                      -------------


10 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY        AMOUNT(d)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 24.1%
       U.S. Treasury Bond, 5.375%, 2/15/31 .....................................  United States       4,864,000       $   5,306,322
       U.S. Treasury Note,
              6.25%, 2/15/07 ...................................................  United States       2,500,000           2,560,840
              4.00%, 8/31/07 ...................................................  United States       1,860,000           1,847,795
              3.625%, 1/15/10 ..................................................  United States       1,440,000           1,394,214
              3.875%, 9/15/10 ..................................................  United States       7,753,000           7,552,515
              4.25%, 8/15/15 ...................................................  United States       4,340,000           4,236,248
           (e)Index Linked, 1.625%, 1/15/15 ....................................  United States       2,376,632           2,306,170
                                                                                                                      -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $25,521,200) ..........                                         25,204,104
                                                                                                                      -------------

                                                                                                  -------------
                                                                                                     SHARES
                                                                                                  -------------
       PREFERRED STOCK (COST $2,029,926) 1.9%
       COMMUNICATIONS EQUIPMENT 1.9%
    (a)Centaur Funding Corp., 9.08%, pfd., B, 144A .............................  United States           1,573           2,025,729
                                                                                                                      -------------
       TOTAL LONG TERM INVESTMENTS (COST $105,741,811) .........................                                        105,085,132
                                                                                                                      -------------

                                                                                                  -------------
                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(d)
                                                                                                  -------------
       SHORT TERM INVESTMENTS 16.4%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $10,765,208) 10.3%
    (g)FHLMC, 11/08/05 .........................................................  United States      10,773,000          10,764,866
                                                                                                                      -------------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $116,507,019) .................                                        115,849,998
                                                                                                                      -------------

                                                                                                  -------------
                                                                                                     SHARES
                                                                                                  -------------
       MONEY FUND (COST $6,449,555) 6.1%
    (h)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........  United States       6,449,555           6,449,555
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $122,956,574) 116.7% ............................                                        122,299,553
       NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0%(i) ...............                                             32,381
       OTHER ASSETS, LESS LIABILITIES (16.7)% ..................................                                        (17,499,562)
                                                                                                                      -------------
       NET ASSETS 100.0% .......................................................                                      $ 104,832,372
                                                                                                                      =============

See Currency and Selected Portfolio Abbreviations on page 30.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees.

      At October 31, 2005, the value of these securities was $6,375,459, representing 6.08% of net assets.

(b)   The coupon rate shown represents the rate at period end.

(c)   Security purchased on a delayed delivery or to-be-announced basis.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)   Principal amount of security is adjusted for inflation.

(f)   Principal amount is stated in $100.00 Peso units.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(i)   Rounds to less than 0.05% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                  INDUSTRY                    SHARES/RIGHTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS 97.2%
       AUSTRIA 2.0%
       Andritz AG ..............................                   Machinery                          5,080     $        461,597
                                                                                                                ----------------
       BELGIUM 2.1%
    (a)Option NV ...............................            Communications Equipment                  7,670              485,466
                                                                                                                ----------------
       DENMARK 5.2%
       Bang & Olufsen AS, B ....................               Household Durables                     4,208              402,133
       DSV de Sammenslut Vognmaend AS, B .......                  Road & Rail                         4,390              427,987
    (a)Rockwool International ASA, B ...........               Building Products                      4,720              370,704
                                                                                                                ----------------
                                                                                                                       1,200,824
                                                                                                                ----------------
       FINLAND 4.2%
       Nokian Renkaat OYJ ......................                Auto Components                      24,450              381,024
       YIT-Yhtyma OYJ ..........................           Construction & Engineering                15,090              581,024
                                                                                                                ----------------
                                                                                                                         962,048
                                                                                                                ----------------
       FRANCE 15.8%
    (a)Alten ...................................                  IT Services                        13,910              405,194
       April Group .............................                   Insurance                          9,810              345,737
    (a)Axalto International NV .................            Computers & Peripherals                  11,300              307,628
       Beneteau ................................          Leisure Equipment & Products                3,862              297,219
       Generale de Sante .......................        Health Care Providers & Services             11,349              393,038
       Neopost SA ..............................               Office Electronics                     6,036              582,472
       Nexans SA ...............................              Electrical Equipment                    8,380              394,087
       Pinguely-Haulotte .......................                   Machinery                         23,390              422,826
       Seche Environnement .....................         Commercial Services & Supplies               2,810              252,469
       Trigano SA ..............................          Leisure Equipment & Products                5,560              235,077
                                                                                                                ----------------
                                                                                                                       3,635,747
                                                                                                                ----------------
       GERMANY 11.6%
    (a)MTU Aero Engines Holding AG .............              Aerospace & Defense                    12,250              356,105
    (a)Pfleiderer AG ...........................               Building Products                     21,560              393,104
    (a)Q-Cells AG ..............................               Building Products                      4,500              246,524
(a),(b)Q-Cells AG, 144A ........................               Building Products                        685               37,526
       Rational AG .............................               Household Durables                     2,620              293,690
       Rheinmetall AG ..........................            Industrial Conglomerates                  6,785              416,763
       Solarworld AG ...........................              Electrical Equipment                    3,548              481,460
    (a)Techem AG ...............................         Commercial Services & Supplies              11,140              443,356
                                                                                                                ----------------
                                                                                                                       2,668,528
                                                                                                                ----------------
       GREECE 2.6%
       Germanos SA .............................                Specialty Retail                     17,262              257,005
    (a)Jumbo SA ................................          Leisure Equipment & Products               31,990              348,968
                                                                                                                ----------------
                                                                                                                         605,973
                                                                                                                ----------------
       IRELAND 2.6%
       Eircom Group PLC ........................     Diversified Telecommunication Services         119,180              285,378
       Kingspan Group PLC ......................               Building Products                     27,779              319,681
                                                                                                                ----------------
                                                                                                                         605,059
                                                                                                                ----------------


12 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

--------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                   INDUSTRY                   SHARES/RIGHTS          VALUE
--------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       ITALY 6.2%
       Amplifon SpA ............................         Health Care Providers & Services             5,341     $        348,938
       Astaldi SpA .............................            Construction & Engineering               37,817              237,320
       Azimut Holding SpA ......................                 Capital Markets                     42,777              308,187
       Banco di Desio e della Brianza SpA ......                 Commercial Banks                    26,967              205,437
    (a)Interpump Group SpA .....................                    Machinery                        50,595              332,367
                                                                                                                ----------------
                                                                                                                       1,432,249
                                                                                                                ----------------
       NETHERLANDS 4.5%
       Kon Bam Groep NV ........................            Construction & Engineering                5,021              407,482
       Koninklijke Ten Cate NV .................         Textiles, Apparel & Luxury Goods             2,190              230,499
       SBM Offshore NV .........................           Energy Equipment & Services                5,150              398,196
                                                                                                                ----------------
                                                                                                                       1,036,177
                                                                                                                ----------------
       NORWAY 9.0%
       ABG Sundal Collier ASA ..................                 Capital Markets                    357,640              423,249
    (a)Acta Holding ASA ........................                 Capital Markets                     97,290              228,780
    (a)Stolt Offshore SA .......................           Energy Equipment & Services               23,290              243,410
       Tandberg ASA ............................             Communications Equipment                20,650              203,123
    (a)Tandberg Television ASA .................             Communications Equipment                43,805              545,341
    (a)TGS Nopec Geophysical Co. ASA ...........           Energy Equipment & Services               11,720              441,319
                                                                                                                ----------------
                                                                                                                       2,085,222
                                                                                                                ----------------
       PORTUGAL 0.9%
    (a)Mota Engil SGPS SA ......................            Construction & Engineering               58,141              210,484
                                                                                                                ----------------
       SPAIN 1.6%
       Tubacex SA ..............................                 Metals & Mining                     90,477              379,609
                                                                                                                ----------------
       SWEDEN 8.3%
       Elekta AB, B ............................         Health Care Equipment & Supplies            33,870              516,664
       HIQ International AB ....................                   IT Services                       92,950              452,791
       Meda AB, A ..............................                 Pharmaceuticals                     25,980              337,596
    (a)Meda AB, rts., 11/24/05 .................                 Pharmaceuticals                     51,960               94,592
    (a)Transcom Worldwide SA, B ................          Commercial Services & Supplies             70,990              501,345
                                                                                                                ----------------
                                                                                                                       1,902,988
                                                                                                                ----------------
       SWITZERLAND 3.1%
       Phonak Holding AG .......................         Health Care Equipment & Supplies             8,770              365,715
    (a)Sika AG .................................                    Chemicals                           487              346,845
                                                                                                                ----------------
                                                                                                                         712,560
                                                                                                                ----------------
       UNITED KINGDOM 17.5%
       Betonsports PLC .........................           Hotels Restaurants & Leisure             127,460              328,354
       Carillion PLC ...........................            Construction & Engineering               46,368              227,407
    (a)Charter PLC .............................                    Machinery                        60,972              419,668
    (a)Gyrus Group PLC .........................         Health Care Equipment & Supplies            80,449              454,377
       Helphire Group PLC ......................                   Road & Rail                       64,000              349,858
       Homeserve PLC ...........................          Commercial Services & Supplies             20,648              369,237
       Laird Group PLC .........................        Electronic Equipment & Instruments           51,280              327,083


                                        Quarterly Statements of Investments | 13

FRANKLIN GLOBAL TRUST

--------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                    INDUSTRY                  SHARES/RIGHTS          VALUE
--------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       UNITED KINGDOM (CONT.)
       Mitie Group PLC ..............................     Commercial Services & Supplies            114,162     $        337,049
       Raymarine PLC ................................        Communications Equipment                83,837              346,599
       Whatman PLC ..................................               Machinery                        99,120              489,633
       Wolverhampton & Dudley Breweries PLC .........               Beverages                        19,350              395,017
                                                                                                                ----------------
                                                                                                                       4,044,282
                                                                                                                ----------------
       TOTAL COMMON STOCKS AND RIGHTS
         (COST $17,304,160) .........................                                                                 22,428,813
                                                                                                                ----------------
       SHORT TERM INVESTMENT (COST $887,972) 3.9%
       UNITED STATES 3.9%
       MONEY FUND 3.9%
    (c)Franklin Institutional Fiduciary Trust
         Money Market Portfolio .....................               Money Fund                      887,972              887,972
                                                                                                                ----------------
       TOTAL INVESTMENTS (COST $18,192,132) 101.1% ..                                                                 23,316,785
       OTHER ASSETS, LESS LIABILITIES (1.1)% ........                                                                   (258,768)
                                                                                                                ----------------
       NET ASSETS 100.0% ............................                                                           $     23,058,017
                                                                                                                ================

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees.

      At October 31, 2005, the value of these securities was $37,526, representing 0.16% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY HIGH INCOME FUND                                                    COUNTRY         AMOUNT(c)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS 97.5%
       COMMERCIAL SERVICES 2.1%
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..............  United States         100,000       $      99,500
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .....................  United States          50,000              52,125
                                                                                                                      -------------
                                                                                                                            151,625
                                                                                                                      -------------
       COMMUNICATIONS 11.6%
       Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12 .....  United States         100,000             108,500
       Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08, 10.375%
           thereafter, 11/15/12 ................................................  United Kingdom        100,000              82,250
    (a)Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ................     Bermuda            100,000             100,250
       MCI Inc., senior note, 7.688%, 5/01/09 ..................................  United States          75,000              77,906
       Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .......    Luxembourg          100,000             103,500
       Qwest Communications International Inc., senior note, 8.00%, 2/15/14 ....  United States         200,000             192,500
       Rogers Wireless Communications Inc., senior secured note, 7.25%,
           12/15/12 ............................................................      Canada            100,000             105,500
       Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..........  United States          50,000              50,250
                                                                                                                      -------------
                                                                                                                            820,656
                                                                                                                      -------------
       CONSUMER DURABLES 5.3%
       D.R. Horton Inc., senior note, 7.875%, 8/15/11 ..........................  United States         100,000             108,347
       General Motors Acceptance Corp., 6.875%, 8/28/12 ........................  United States         150,000             144,688
       General Motors, senior deb., 8.25%, 7/15/23 .............................  United States          50,000              37,125
       Simmons Co., senior sub. note, 7.875%, 1/15/14 ..........................  United States          50,000              44,375
       William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..................  United States          50,000              44,750
                                                                                                                      -------------
                                                                                                                            379,285
                                                                                                                      -------------
       CONSUMER NON-DURABLES 2.7%
       Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ......................  United States         100,000             102,000
       Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .................  United States         100,000              86,875
                                                                                                                      -------------
                                                                                                                            188,875
                                                                                                                      -------------
       CONSUMER SERVICES 20.9%
    (b)Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ...........  United States          50,000              32,750
       Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10 .....  United States          50,000              55,625
       AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ...............  United States         100,000              96,000
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................  United States          75,000              74,344
    (a)CCH I LLC, senior secured note, 144A, 11.00%, 10/01/15 ..................  United States          25,000              22,750
       CCH II LLC, senior note, 10.25%, 9/15/10 ................................  United States         100,000             100,750
       CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .........................  United States          50,000              48,000
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................  United States         100,000             110,750
       DIRECTV Holdings LLC, senior note,
              8.375%, 3/15/13 ..................................................  United States          50,000              54,375
           (a)144A, 6.375%, 6/15/15 ............................................  United States          50,000              49,312
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .......................  United States         100,000              97,750
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..................  United States          50,000              49,625
       Liberty Media Corp., senior note, 5.70%, 5/15/13 ........................  United States         125,000             113,389
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................  United States         100,000              95,250
    (a)MGM Mirage Inc., senior note, 144A, 6.625%, 7/15/15 .....................  United States         125,000             121,875
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..........  United States         100,000             102,875


                                        Quarterly Statements of Investments | 15

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY HIGH INCOME FUND                                                    COUNTRY         AMOUNT(c)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
           thereafter, 7/15/11 .................................................      Canada             50,000       $      51,125
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...............  United States         100,000             104,500
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................  United States         100,000             101,250
                                                                                                                      -------------
                                                                                                                          1,482,295
                                                                                                                      -------------
       ELECTRONIC TECHNOLOGY 3.5%
       Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ........    Singapore           100,000             100,750
       L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 .............  United States         100,000              95,500
       Xerox Corp., senior note, 7.125%, 6/15/10 ...............................  United States          50,000              52,250
                                                                                                                      -------------
                                                                                                                            248,500
                                                                                                                      -------------
       ENERGY MINERALS 5.3%
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ....................  United States         100,000              97,500
    (a)Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 ........  United States          50,000              48,250
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................  United States          50,000              51,875
       Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 .......  United States         100,000             104,250
    (a)Pogo Producing Co., senior sub. note, 144A, 6.875%, 10/01/17 ............  United States          75,000              74,625
                                                                                                                      -------------
                                                                                                                            376,500
                                                                                                                      -------------
       HEALTH SERVICES 5.6%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...........................  United States         100,000             101,500
       Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................     Germany            100,000             103,750
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................  United States         100,000              87,750
       United Surgical Partners International Inc., senior sub. note, 10.00%,
           12/15/11 ............................................................  United States          50,000              54,250
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 ...  United States          50,000              52,375
                                                                                                                      -------------
                                                                                                                            399,625
                                                                                                                      -------------
       INDUSTRIAL SERVICES 2.8%
       Allied Waste North America Inc., senior secured note, B, 5.75%, 2/15/11 .  United States         100,000              93,750
    (a)Grant Prideco Inc., senior note, 144A, 6.125%, 8/15/15 ..................  United States          50,000              50,375
       Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ......  United States          50,000              53,250
                                                                                                                      -------------
                                                                                                                            197,375
                                                                                                                      -------------
       NON-ENERGY MINERALS 1.3%
    (a)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .........................      Canada            100,000              91,750
                                                                                                                      -------------
       PROCESS INDUSTRIES 9.1%
       Abitibi-Consolidated Co. Canada, senior note, 8.375%, 4/01/15 ...........      Canada             50,000              46,250
       BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ...........  United States         100,000             110,500
       Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .....................  United States          50,000              55,375
       Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ....................  United States          50,000              45,250
       JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .......................     Ireland            100,000              80,500


16 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FIDUCIARY HIGH INCOME FUND                                                    COUNTRY         AMOUNT(c)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS (CONT.)
       PROCESS INDUSTRIES (CONT.)
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................  United States         100,000       $     102,625
       Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 .......  United States         100,000              94,500
       Rhodia SA, senior note, 10.25%, 6/01/10 .................................      France            100,000             107,000
                                                                                                                      -------------
                                                                                                                            642,000
                                                                                                                      -------------
       PRODUCER MANUFACTURING 8.8%
       Case New Holland Inc., senior note, 9.25%, 8/01/11 ......................  United States         100,000             105,750
    (a)Commercial Vehicle Group Inc., senior note, 144A, 8.00%, 7/01/13 ........  United States          75,000              73,875
    (a)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ........................  United Kingdom        100,000              96,500
       Fimep SA, senior note, 10.50%, 2/15/13 ..................................      France             50,000              56,875
       Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .............  United States          50,000              43,000
    (a)Nell AF Sarl, senior note, 144A, 8.375%, 8/15/15 ........................   Luxembourg           100,000              96,500
       Nortek Inc., senior sub. note, 8.50%, 9/01/14 ...........................  United States         100,000              96,000
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 .......................  United States          50,000              54,000
                                                                                                                      -------------
                                                                                                                            622,500
                                                                                                                      -------------
       REAL ESTATE DEVELOPMENT 0.7%
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..............  United States          50,000              52,500
                                                                                                                      -------------
       REAL ESTATE INVESTMENT TRUSTS 1.8%
       Host Marriott LP, senior note, 7.125%, 11/01/13 .........................  United States         125,000             127,344
                                                                                                                      -------------
       RETAIL TRADE 2.3%
    (a)GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 ..................  United States          75,000              73,312
       Rite Aid Corp., senior note, 9.25%, 6/01/13 .............................  United States         100,000              93,500
                                                                                                                      -------------
                                                                                                                            166,812
                                                                                                                      -------------
       TECHNOLOGY SERVICES 2.2%
    (a)SunGard Data Systems Inc., senior note, 144A, 9.125%, 8/15/13 ...........  United States         100,000             102,000
       UGS Corp., senior sub. note, 10.00%, 6/01/12 ............................  United States          50,000              54,875
                                                                                                                      -------------
                                                                                                                            156,875
                                                                                                                      -------------
       UTILITIES 11.5%
    (a)Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................  United States         100,000             111,000
       Aquila Inc., senior note, 9.95%, 2/01/11 ................................  United States          50,000              55,375
    (a)Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ................  United States         150,000             105,750
    (a)Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 .......  United States         100,000             110,500
       El Paso Corp., senior note, 7.875%, 6/15/12 .............................  United States         100,000             102,500
       El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ................  United States          50,000              52,721
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............  United States          50,000              55,000
    (a)Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ....................  United States         100,000             107,500
       TXU Corp., senior note, 5.55%, 11/15/14 .................................  United States         125,000             115,528
                                                                                                                      -------------
                                                                                                                            815,874
                                                                                                                      -------------
       TOTAL CORPORATE BONDS (COST $6,941,107) .................................                                          6,920,391
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 17

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY HIGH INCOME FUND                                                    COUNTRY          SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $67,908) 1.0%
       MONEY FUND 1.0%
    (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........  United States          67,908       $      67,908
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $7,009,015) 98.5% ...............................                                          6,988,299
       OTHER ASSETS, LESS LIABILITIES 1.5% .....................................                                            103,261
                                                                                                                      -------------
       NET ASSETS 100.0% .......................................................                                      $   7,091,560
                                                                                                                      =============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees.

      At October 31, 2005, the value of these securities was $1,436,124, representing 20.25% of net assets.

(b)   Defaulted security.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                         COUNTRY          SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 86.7%
       AEROSPACE & DEFENSE 5.3%
       Honeywell International Inc. ............................................  United States          80,000       $   2,736,000
       United Technologies Corp. ...............................................  United States          42,000           2,153,760
                                                                                                                      -------------
                                                                                                                          4,889,760
                                                                                                                      -------------
       AIR FREIGHT & LOGISTICS 2.6%
       United Parcel Service Inc., B ...........................................  United States          32,000           2,334,080
                                                                                                                      -------------
       BIOTECHNOLOGY 5.1%
    (a)Amgen Inc. ..............................................................  United States          32,000           2,424,320
       CSL Ltd. ................................................................    Australia            80,000           2,244,149
                                                                                                                      -------------
                                                                                                                          4,668,469
                                                                                                                      -------------
       CAPITAL MARKETS 2.4%
       Citigroup Inc. ..........................................................  United States          48,000           2,197,440
                                                                                                                      -------------
       COMMUNICATIONS EQUIPMENT 9.1%
    (a)Alcatel SA ..............................................................      France            176,000           2,069,720
    (a)Cisco Systems Inc. ......................................................  United States         121,000           2,111,450
    (a)Corning Inc. ............................................................  United States         111,200           2,234,008
       Qualcomm Inc. ...........................................................  United States          49,000           1,948,240
                                                                                                                      -------------
                                                                                                                          8,363,418
                                                                                                                      -------------
       ENERGY EQUIPMENT & SERVICES 7.8%
       BJ Services Co. .........................................................  United States          80,000           2,780,000
    (a)Nabors Industries Ltd. ..................................................     Bermuda             30,400           2,086,352
       SBM Offshore NV .........................................................   Netherlands           29,000           2,242,268
                                                                                                                      -------------
                                                                                                                          7,108,620
                                                                                                                      -------------
       FOOD & STAPLES RETAILING 2.2%
       Tesco PLC ...............................................................  United Kingdom        386,000           2,055,409
                                                                                                                      -------------
       FOOD PRODUCTS 4.9%
       Nestle SA ...............................................................   Switzerland            8,000           2,383,335
       Smucker JM Co. ..........................................................  United States          45,000           2,056,950
                                                                                                                      -------------
                                                                                                                          4,440,285
                                                                                                                      -------------
       HEALTH CARE PROVIDERS & SERVICES 2.2%
       Quest Diagnostics Inc. ..................................................  United States          43,000           2,008,530
                                                                                                                      -------------
       HOTELS RESTAURANTS & LEISURE 4.8%
       Carnival Corp. ..........................................................  United States          44,000           2,185,480
       McDonald's Corp. ........................................................  United States          70,000           2,212,000
                                                                                                                      -------------
                                                                                                                          4,397,480
                                                                                                                      -------------
       INDUSTRIAL CONGLOMERATES 4.6%
       General Electric Co. ....................................................  United States          64,000           2,170,240
       Tyco International Ltd. .................................................  United States          77,000           2,032,030
                                                                                                                      -------------
                                                                                                                          4,202,270
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 19

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                         COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       INSURANCE 5.3%
       American International Group Inc. .......................................  United States          36,000       $   2,332,800
       Hartford Financial Services Group Inc. ..................................  United States          31,000           2,472,250
                                                                                                                      -------------
                                                                                                                          4,805,050
                                                                                                                      -------------
       IT SERVICES 2.2%
       First Data Corp. ........................................................  United States          50,000           2,022,500
                                                                                                                      -------------
       MACHINERY 1.9%
       Eaton Corp. .............................................................  United States          30,100           1,770,783
                                                                                                                      -------------
       MEDIA 4.6%
    (a)Liberty Media Corp., A ..................................................  United States         181,000           1,442,570
       Time Warner Inc. ........................................................  United States         156,000           2,781,480
                                                                                                                      -------------
                                                                                                                          4,224,050
                                                                                                                      -------------
       OIL, GAS & CONSUMABLE FUELS 4.2%
       ConocoPhillips ..........................................................  United States          31,200           2,039,856
       Exxon Mobil Corp. .......................................................  United States          31,800           1,785,252
                                                                                                                      -------------
                                                                                                                          3,825,108
                                                                                                                      -------------
       PHARMACEUTICALS 4.5%
       Johnson & Johnson .......................................................  United States          34,000           2,129,080
       Merck & Co. Inc. ........................................................  United States          72,000           2,031,840
                                                                                                                      -------------
                                                                                                                          4,160,920
                                                                                                                      -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.5%
       Analog Devices Inc. .....................................................  United States          59,000           2,052,020
       Intel Corp. .............................................................  United States          88,000           2,068,000
                                                                                                                      -------------
                                                                                                                          4,120,020
                                                                                                                      -------------
       SOFTWARE 6.2%
       Microsoft Corp. .........................................................  United States         146,000           3,752,200
       SAP AG ..................................................................     Germany             11,000           1,883,397
                                                                                                                      -------------
                                                                                                                          5,635,597
                                                                                                                      -------------
       WIRELESS TELECOMMUNICATION SERVICES 2.3%
       Alltel Corp. ............................................................  United States          34,000           2,103,240
                                                                                                                      -------------
       TOTAL COMMON STOCKS (COST $63,607,530) ..................................                                         79,333,029
                                                                                                                      -------------


20 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                         COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $12,075,631) 13.2%
       MONEY FUND 13.2%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........  United States      12,075,631       $  12,075,631
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $75,683,161) 99.9% ..............................                                         91,408,660
       OTHER ASSETS, LESS LIABILITIES 0.1% .....................................                                             70,371
                                                                                                                      -------------
       NET ASSETS 100.0% .......................................................                                      $  91,479,031
                                                                                                                      =============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
       FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                     SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 96.6%
       AEROSPACE & DEFENSE 2.2%
    (a)Aviall Inc. .............................................................         28,100    $    886,555
                                                                                                   ------------
       BIOTECHNOLOGY 8.5%
    (a)Alexion Pharmaceuticals Inc. ............................................         16,500         451,935
    (a)Alkermes Inc. ...........................................................         34,000         553,860
    (a)Angiotech Pharmaceuticals Inc. ..........................................         32,200         431,480
    (a)Cell Genesys Inc. .......................................................         77,400         417,186
    (a)Cepheid Inc. ............................................................         39,600         251,064
    (a)Martek Biosciences Corp. ................................................         16,200         500,094
    (a)Medarex Inc. ............................................................         46,100         402,914
    (a)Telik Inc. ..............................................................         27,600         412,344
                                                                                                   ------------
                                                                                                      3,420,877
                                                                                                   ------------
       CAPITAL MARKETS 3.1%
    (a)GFI Group Inc. ..........................................................         12,200         548,512
       Greenhill & Co. Inc. ....................................................         13,900         666,505
    (a)TradeStation Group Inc. .................................................          2,100          20,958
                                                                                                   ------------
                                                                                                      1,235,975
                                                                                                   ------------
       COMMERCIAL BANKS 2.2%
    (a)First Security Group Inc. ...............................................         43,800         430,992
    (a)Signature Bank ..........................................................         15,900         461,100
                                                                                                   ------------
                                                                                                        892,092
                                                                                                   ------------
       COMMERCIAL SERVICES & SUPPLIES 6.1%
    (a)Clean Harbors Inc. ......................................................         13,600         461,040
    (a)CRA International Inc. ..................................................         16,800         743,568
    (a)FTI Consulting Inc. .....................................................         20,400         558,348
       Ritchie Bros. Auctioneers Inc. ..........................................         16,900         693,238
                                                                                                   ------------
                                                                                                      2,456,194
                                                                                                   ------------
       COMMUNICATIONS EQUIPMENT 6.4%
    (a)Arris Group Inc. ........................................................         53,200         439,964
    (a)Avocent Corp. ...........................................................         20,500         628,530
    (a)F5 Networks Inc. ........................................................         10,700         556,721
    (a)Sonus Networks Inc. .....................................................        131,100         571,596
    (a)Tekelec .................................................................         28,100         385,532
                                                                                                   ------------
                                                                                                      2,582,343
                                                                                                   ------------
       COMPUTERS & PERIPHERALS 0.9%
    (a)Novatel Wireless Inc. ...................................................         10,800         137,160
    (a)Rackable Systems Inc. ...................................................         17,500         243,250
                                                                                                   ------------
                                                                                                        380,410
                                                                                                   ------------
       CONSTRUCTION & ENGINEERING 1.7%
    (a)URS Corp. ...............................................................         16,700         675,181
                                                                                                   ------------


22 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------
       FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                     SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       DIVERSIFIED FINANCIAL SERVICES 1.4%
    (a)Nasdaq Stock Market Inc. ................................................         18,000    $    556,020
                                                                                                   ------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
       Commonwealth Telephone Enterprises Inc. .................................         21,200         760,868
                                                                                                   ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 3.3%
    (a)Brightpoint Inc. ........................................................         22,300         481,457
       Cognex Corp. ............................................................          9,600         274,368
    (a)Multi-Fineline Electronix Inc. ..........................................         22,400         596,288
                                                                                                   ------------
                                                                                                      1,352,113
                                                                                                   ------------
       ENERGY EQUIPMENT & SERVICES 5.4%
    (a)Allis Chalmers Energy Inc. ..............................................         45,400         419,950
    (a)Atwood Oceanics Inc. ....................................................          5,400         380,268
    (a)Hercules Offshore Inc. ..................................................         29,500         642,215
    (a)NS Group Inc. ...........................................................         21,500         744,115
                                                                                                   ------------
                                                                                                      2,186,548
                                                                                                   ------------
       HEALTH CARE PROVIDERS & SERVICES 8.8%
    (a)American Healthways Inc. ................................................         22,200         900,432
    (a)Dendrite International Inc. .............................................         27,800         487,890
    (a)Pediatrix Medical Group Inc. ............................................         11,100         855,366
    (a)Sunrise Senior Living Inc. ..............................................         21,600         698,544
    (a)United Surgical Partners International Inc. .............................         16,950         607,658
                                                                                                   ------------
                                                                                                      3,549,890
                                                                                                   ------------
       HOTELS RESTAURANTS & LEISURE 5.3%
    (a)Cosi Inc. ...............................................................         56,900         497,875
    (a)Ruth's Chris Steak House Inc. ...........................................         28,800         514,368
    (a)Shuffle Master Inc. .....................................................         23,825         604,202
    (a)Vail Resorts Inc. .......................................................         15,200         509,200
                                                                                                   ------------
                                                                                                      2,125,645
                                                                                                   ------------
       HOUSEHOLD DURABLES 1.5%
    (a)Jarden Corp. ............................................................         18,000         608,220
                                                                                                   ------------
       HOUSEHOLD PRODUCTS 1.4%
    (a)Central Garden & Pet Co. ................................................         13,500         578,745
                                                                                                   ------------
       INSURANCE 2.9%
       Max Re Capital Ltd. .....................................................         26,600         636,006
       National Financial Partners Corp. .......................................         11,900         538,237
                                                                                                   ------------
                                                                                                      1,174,243
                                                                                                   ------------
       INTERNET & CATALOG RETAIL 0.0%(b)
    (a)Audible Inc. ............................................................            300           3,135
                                                                                                   ------------


                                        Quarterly Statements of Investments | 23

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------
       FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                     SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       INTERNET SOFTWARE & SERVICES 2.8%
    (a)Tumbleweed Communications Corp. .........................................        141,722    $    484,689
    (a)webMethods Inc. .........................................................         92,300         642,408
                                                                                                   ------------
                                                                                                      1,127,097
                                                                                                   ------------
       IT SERVICES 2.3%
    (a)Forrester Research Inc. .................................................         23,100         444,906
    (a)TNS Inc. ................................................................         28,000         492,240
                                                                                                   ------------
                                                                                                        937,146
                                                                                                   ------------
       LEISURE EQUIPMENT & PRODUCTS 2.6%
    (a)MarineMax Inc. ..........................................................         25,600         632,320
    (a)Marvel Entertainment Inc. ...............................................         22,650         398,640
                                                                                                   ------------
                                                                                                      1,030,960
                                                                                                   ------------
       MACHINERY 3.3%
    (a)Commercial Vehicle Group Inc. ...........................................         32,600         636,352
       Wabtec Corp. ............................................................         25,900         704,480
                                                                                                   ------------
                                                                                                      1,340,832
                                                                                                   ------------
       MEDIA 1.3%
    (a)Lions Gate Entertainment Corp. ..........................................         53,900         517,440
                                                                                                   ------------
       METALS & MINING 2.0%
       Metal Management Inc. ...................................................         16,700         404,307
       Quanex Corp. ............................................................          7,000         405,370
                                                                                                   ------------
                                                                                                        809,677
                                                                                                   ------------
       OIL, GAS & CONSUMABLE FUELS 3.1%
    (a)Alon USA Energy Inc. ....................................................         18,700         364,650
    (a)KCS Energy Inc. .........................................................         22,700         547,524
       OMI Corp. ...............................................................         17,800         321,824
                                                                                                   ------------
                                                                                                      1,233,998
                                                                                                   ------------
       PERSONAL PRODUCTS 1.0%
    (a)Chattem Inc. ............................................................         11,800         389,400
                                                                                                   ------------
       REAL ESTATE 1.3%
    (a)Trammell Crow Co. .......................................................         20,000         511,400
                                                                                                   ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.4%
    (a)ATMI Inc. ...............................................................         26,800         731,908
    (a)Diodes Inc. .............................................................         14,900         540,274
    (a)Micrel Inc. .............................................................         59,400         594,000
    (a)Microtune Inc. ..........................................................         78,400         302,624
                                                                                                   ------------
                                                                                                      2,168,806
                                                                                                   ------------


24 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------
       FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                     SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       SOFTWARE 5.0%
    (a)Intellisync Corp. .......................................................         87,900    $    382,365
    (a)Salesforce.com Inc. .....................................................         15,800         394,842
    (a)Secure Computing Corp. ..................................................         51,100         612,178
    (a)TIBCO Software Inc. .....................................................         82,800         628,452
                                                                                                   ------------
                                                                                                      2,017,837
                                                                                                   ------------
       SPECIALTY RETAIL 1.1%
    (a)Volcom Inc. .............................................................         15,200         464,816
                                                                                                   ------------
       TEXTILES, APPAREL & LUXURY GOODS 2.4%
    (a)True Religion Apparel Inc. ..............................................         32,600         407,826
    (a)Warnaco Group Inc. ......................................................         24,000         544,320
                                                                                                   ------------
                                                                                                        952,146
                                                                                                   ------------
       TOTAL COMMON STOCKS (COST $33,959,308) ..................................                     38,926,609
                                                                                                   ------------
       SHORT TERM INVESTMENT (COST $2,180,135) 5.4%
       MONEY FUND 5.4%
    (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........      2,180,135       2,180,135
                                                                                                   ------------
       TOTAL INVESTMENTS (COST $36,139,443) 102.0% .............................                     41,106,744
       OTHER ASSETS, LESS LIABILITIES (2.0)% ...................................                       (809,506)
                                                                                                   ------------
       NET ASSETS 100.0% .......................................................                   $ 40,297,238
                                                                                                   ============

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                          COUNTRY        SHARES/RIGHTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS 91.1%
       AEROSPACE & DEFENSE 1.4%
    (a)MTU Aero Engines Holding AG .............................................     Germany             10,010       $     290,988
                                                                                                                      -------------
       AUTO COMPONENTS 2.7%
       Nokian Renkaat OYJ ......................................................     Finland             16,400             255,574
       Teikoku Piston Ring Co. Ltd. ............................................      Japan              21,500             326,606
                                                                                                                      -------------
                                                                                                                            582,180
                                                                                                                      -------------
       BUILDING PRODUCTS 3.3%
       Kingspan Group PLC ......................................................     Ireland             16,070             184,934
    (a)Pfleiderer AG ...........................................................     Germany             15,932             290,489
    (a)Q-Cells AG ..............................................................     Germany              3,600             197,219
(a),(b)Q-Cells AG, 144A ........................................................     Germany                585              32,048
                                                                                                                      -------------
                                                                                                                            704,690
                                                                                                                      -------------
       CAPITAL MARKETS 0.8%
       ABG Sundal Collier ASA ..................................................      Norway            138,300             163,671
                                                                                                                      -------------
       COMMERCIAL BANKS 1.7%
       The Musashino Bank Ltd. .................................................      Japan               5,500             349,701
                                                                                                                      -------------
       COMMERCIAL SERVICES & SUPPLIES 4.6%
    (a)Eurofins Scientific .....................................................      France              7,340             312,359
       Meiko Shokai Co. Ltd. ...................................................      Japan              18,700             326,971
       Park24 Co. Ltd. .........................................................      Japan              14,400             339,013
                                                                                                                      -------------
                                                                                                                            978,343
                                                                                                                      -------------
       COMMUNICATIONS EQUIPMENT 5.8%
       EVS Broadcast Equipment SA ..............................................     Belgium              9,050             304,307
    (a)Option NV ...............................................................     Belgium              5,940             375,967
       Raymarine PLC ...........................................................  United Kingdom         62,234             257,288
    (a)Tandberg Television ASA .................................................      Norway             23,000             286,334
                                                                                                                      -------------
                                                                                                                          1,223,896
                                                                                                                      -------------
       COMPUTERS & PERIPHERALS 1.0%
    (a)Axalto International NV .................................................      France              8,141             221,628
                                                                                                                      -------------
       CONSTRUCTION & ENGINEERING 5.8%
       CHIYODA Corp. ...........................................................      Japan              18,000             308,545
       Kon Bam Groep NV ........................................................   Netherlands            3,870             314,072
    (a)Samsung Engineering Co. Ltd. ............................................   South Korea           13,800             304,023
       United Group Ltd. .......................................................    Australia            39,397             309,445
                                                                                                                      -------------
                                                                                                                          1,236,085
                                                                                                                      -------------
       DIVERSIFIED CONSUMER SERVICES 1.3%
    (a)MegaStudy Co. Ltd. ......................................................   South Korea            6,975             276,261
                                                                                                                      -------------
       ELECTRICAL EQUIPMENT 3.1%
       Neomax Co. Ltd. .........................................................      Japan              11,000             330,799
       Solarworld AG ...........................................................     Germany              2,346             318,349
                                                                                                                      -------------
                                                                                                                            649,148
                                                                                                                      -------------


26 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                          COUNTRY        SHARES/RIGHTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
       Iriso Electronics Co. Ltd. ..............................................      Japan              11,000       $     311,896
                                                                                                                      -------------
       ENERGY EQUIPMENT & SERVICES 2.4%
       SBM Offshore NV .........................................................   Netherlands            3,370             260,567
    (a)Stolt Offshore SA .......................................................      Norway             23,640             247,068
                                                                                                                      -------------
                                                                                                                            507,635
                                                                                                                      -------------
       FOOD & STAPLES RETAILING 1.4%
       Seijo Corp. .............................................................      Japan              11,300             306,809
                                                                                                                      -------------
       FOOD PRODUCTS 2.7%
       Kibun Food Chemifa Co. Ltd. .............................................      Japan              12,300             295,914
       Unicharm Petcare Corp. ..................................................      Japan               4,800             153,422
    (a)Unicharm Petcare Corp. ..................................................      Japan               4,800             130,326
                                                                                                                      -------------
                                                                                                                            579,662
                                                                                                                      -------------
       HEALTH CARE EQUIPMENT & SUPPLIES 6.0%
       Elekta AB, B ............................................................      Sweden             19,500             297,459
    (a)Gyrus Group PLC .........................................................  United Kingdom         48,750             275,341
       Nakanishi Inc. ..........................................................      Japan               2,500             326,503
       Topcon Corp. ............................................................      Japan              13,000             365,253
                                                                                                                      -------------
                                                                                                                          1,264,556
                                                                                                                      -------------
       HEALTH CARE PROVIDERS & SERVICES 5.5%
       Amplifon SpA ............................................................      Italy               4,250             277,661
       Generale de Sante .......................................................      France              9,489             328,623
       Parkway Holdings Ltd. ...................................................    Singapore           237,000             277,046
       Primary Health Care Ltd. ................................................    Australia            34,883             273,989
                                                                                                                      -------------
                                                                                                                          1,157,319
                                                                                                                      -------------
       HOTELS RESTAURANTS & LEISURE 1.6%
       Hana Tour Service Inc. ..................................................   South Korea           10,724             336,923
                                                                                                                      -------------
       INTERNET SOFTWARE & SERVICES 1.4%
       Macromill Inc. ..........................................................      Japan                  71             298,312
                                                                                                                      -------------
       IT SERVICES 1.1%
       HIQ International AB ....................................................      Sweden             49,850             242,836
                                                                                                                      -------------
       MACHINERY 8.4%
       Andritz AG ..............................................................     Austria              2,550             231,707
       Daifuku Co. Ltd. ........................................................      Japan              26,000             340,233
    (a)The Japan Steel Works Ltd. ..............................................      Japan              76,000             270,344
       OSG Corp. ...............................................................      Japan              20,800             356,184
       Toshiba Machine Co., Ltd. ...............................................      Japan              40,000             285,260
       Whatman PLC .............................................................  United Kingdom         59,270             292,782
                                                                                                                      -------------
                                                                                                                         1, 776,510
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 27

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                          COUNTRY        SHARES/RIGHTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       MEDIA 3.4%
    (a)CTS Eventim .............................................................     Germany             14,880       $     425,423
       Zenrin Co. Ltd. .........................................................      Japan              11,200             298,320
                                                                                                                      -------------
                                                                                                                            723,743
                                                                                                                      -------------
       METALS & MINING 2.9%
       Sumitomo Titanium Corp. .................................................      Japan                 900             103,621
    (a)Sumitomo Titanium Corp. .................................................      Japan               1,900             212,227
       Tubacex SA ..............................................................      Spain              71,157             298,549
                                                                                                                      -------------
                                                                                                                            614,397
                                                                                                                      -------------
       OFFICE ELECTRONICS 1.6%
       Neopost SA ..............................................................      France              3,404             328,485
                                                                                                                      -------------
       OIL, GAS & CONSUMABLE FUELS 1.6%
    (a)Motor Oil (Hellas) Corinth Refineries SA ................................      Greece             15,540             335,315
                                                                                                                      -------------
       PAPER & FOREST PRODUCTS 1.5%
       Timbercorp Ltd. .........................................................    Australia           180,189             326,192
                                                                                                                      -------------
       PERSONAL PRODUCTS 1.7%
       Milbon Co. Ltd. .........................................................      Japan               9,400             350,526
                                                                                                                      -------------
       PHARMACEUTICALS 1.6%
       Meda AB, A ..............................................................      Sweden             20,440             265,606
    (a)Meda AB, rts., 11/24/05 .................................................      Sweden             40,880              74,421
                                                                                                                      -------------
                                                                                                                            340,027
                                                                                                                      -------------
       ROAD & RAIL 2.7%
       DSV de Sammenslut Vognmaend AS, B .......................................     Denmark              2,750             268,101
       Helphire Group PLC ......................................................  United Kingdom         54,690             298,965
                                                                                                                      -------------
                                                                                                                            567,066
                                                                                                                      -------------
       SPECIALTY RETAIL 5.4%
       Aoyama Trading Co. Ltd. .................................................      Japan              11,600             346,849
    (a)PAL Co. Ltd. ............................................................      Japan               6,120             381,235
       Point Inc. ..............................................................      Japan               6,640             409,063
                                                                                                                      -------------
                                                                                                                          1,137,147
                                                                                                                      -------------
       TEXTILES, APPAREL & LUXURY GOODS 3.8%
       Peace Mark Holdings Ltd. ................................................    Hong Kong           910,000             220,687
       Prime Success International Group Ltd. ..................................  Cayman Islands        810,000             287,340
       Koninklijke Ten Cate NV .................................................   Netherlands            2,800             294,701
                                                                                                                      -------------
                                                                                                                            802,728
                                                                                                                      -------------
       TRADING COMPANIES & DISTRIBUTORS 1.4%
       Advan Co. Ltd. ..........................................................      Japan              20,700             295,778
                                                                                                                      -------------
       TOTAL COMMON STOCKS AND RIGHTS (COST $14,223,607) .......................                                         19,280,453
                                                                                                                      -------------


28 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
       FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                          COUNTRY           AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $1,800,000) 8.5%
       TIME DEPOSIT 8.5%
       Deutsche Bank Securities, 4.02%, 11/01/05 ...............................  United States      $1,800,000       $   1,800,000
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $16,023,607) 99.6% ..............................                                         21,080,453
       OTHER ASSETS, LESS LIABILITIES 0.4% .....................................                                             93,782
                                                                                                                      -------------
       NET ASSETS 100.0% .......................................................                                      $  21,174,235
                                                                                                                      =============

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At October 31, 2005, the value of these securities was $32,048, representing 0.15% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 29

FRANKLIN GLOBAL TRUST

CURRENCY ABBREVIATIONS

EUR - Euro
IDR - Indonesian Rupiah
MXN - Mexican Peso
SGD - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
MAC   - Municipal Assistance Corp.
SF    - Single Family


30 | See notes to statements of investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Global Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven series (the Funds). All Funds are diversified except Fiduciary Core Plus Fixed Income Fund.

1. INCOME TAXES

At October 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                          --------------------------------------------------
                                                            FIDUCIARY        FIDUCIARY         FIDUCIARY
                                                              CORE           CORE PLUS      EUROPEAN SMALLER
                                                          FIXED INCOME     FIXED INCOME        COMPANIES
                                                              FUND             FUND               FUND
                                                          --------------------------------------------------
Cost of investments ...................................   $  29,829,170    $ 123,220,945    $     18,198,475
                                                          ==================================================
Unrealized appreciation ...............................   $      59,901    $     440,129    $      5,431,595
Unrealized depreciation ...............................        (389,010)      (1,361,521)           (313,285)
                                                          --------------------------------------------------
Net unrealized appreciation (depreciation) ............   $    (329,109)   $    (921,392)   $      5,118,310
                                                          ==================================================

                                                          --------------------------------------------------
                                                                             FIDUCIARY
                                                                               LARGE           FIDUCIARY
                                                            FIDUCIARY     CAPITALIZATION         SMALL
                                                           HIGH INCOME      GROWTH AND       CAPITALIZATION
                                                              FUND          INCOME FUND       EQUITY FUND
                                                          --------------------------------------------------
Cost of investments ...................................   $   7,024,464    $  75,683,161    $     36,758,790
                                                          ==================================================
Unrealized appreciation ...............................   $     121,600    $  16,970,532    $      6,710,239
Unrealized depreciation ...............................        (157,765)      (1,245,033)         (2,362,285)
                                                          --------------------------------------------------
Net unrealized appreciation (depreciation) ............   $     (36,165)   $  15,725,499    $      4,347,954
                                                          ==================================================

                                                          -------------
                                                            FRANKLIN
                                                          INTERNATIONAL
                                                             SMALLER
                                                            COMPANIES
                                                           GROWTH FUND
                                                          -------------
Cost of investments ...................................   $  16,023,607
                                                          =============
Unrealized appreciation ...............................   $   5,162,765
Unrealized depreciation ...............................        (105,919)
                                                          -------------
Net unrealized appreciation (depreciation) ............   $   5,056,846
                                                          =============


                                        Quarterly Statements of Investments | 31

FRANKLIN GLOBAL TRUST

2. FORWARD EXCHANGE CONTRACTS

At October 31, 2005, the Fiduciary Core Plus Fixed Income Fund had outstanding forward exchange contracts as set out below.

----------------------------------------------------------------------------------------------------
                                                            CONTRACT       SETTLEMENT    UNREALIZED
CONTRACTS TO SELL                                           AMOUNT(a)         DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  3,841,960   Euro .......................................    4,644,276      11/18/05    $    34,238
184,277,000   Japanese Yen ...............................    1,608,203      11/28/05         19,857
                                                                                         -----------
            Unrealized gain on forward exchange contracts .............................  $    54,095
                                                                                         ===========

----------------------------------------------------------------------------------------------------
                                                            CONTRACT       SETTLEMENT    UNREALIZED
CONTRACTS TO BUY                                            AMOUNT(a)         DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  1,668,119   Euro .......................................    2,018,740      11/18/05    $   (17,134)
                                                                                         ===========

----------------------------------------------------------------------------------------------------
                                                            CONTRACT       SETTLEMENT    UNREALIZED
CONTRACTS TO SELL                                           AMOUNT(a)         DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  9,568,409   Mexican Peso ...............................      882,182      11/04/05    $    (4,580)
                                                                                         -----------
            Unrealized loss on forward exchange contracts .............................      (21,714)
                                                                                         -----------
              Net unrealized gain (loss) on forward exchange contracts ................  $    32,381
                                                                                         ===========

(a)   In US Dollar unless otherwise indicated.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


32 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005


By /s/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 19, 2005














                                  Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Global Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 19, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Global Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 19, 2005


/s/GALEN G. VETTER
Chief Financial Officer